Inventories - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [abstract]
Raw materials	$ 101,270	$ 56,420
Finished goods	138,254	77,041	$ 65,278	$ 79,758
Current inventories	$ 239,524	$ 133,461